Share-based compensation (Schedule of number and weighted average exercise prices of share options) (Details)	12 Months Ended
	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of shares subject to option, beginning of year | Share	0	0
Weighted average exercise price of share options outstanding at beginning of period | $ / shares	$ 0	$ 0
Number of units granted during the year | Share	1,581,385	0
Weighted average exercise price of options granted | $ / shares	$ 3.77	$ 0
Stock options forfeited | Share	(18,196)	0
Weighted average exercise price of options forfeited | $ / shares	$ 3.76	$ 0
Number of shares subject to option, end of year | Share	1,563,189	0
Weighted average exercise price of share options outstanding at end of period | $ / shares	$ 3.77	$ 0